Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,547,260.84

Principal:
Principal Collections	$14,288,769.19
Prepayments in Full	$10,399,837.74
Liquidation Proceeds	$327,450.86
Recoveries	$105,930.74
Sub Total	$25,121,988.53
Collections	$26,669,249.37

Purchase Amounts:
Purchase Amounts Related to Principal	$225,917.98
Purchase Amounts Related to Interest	$1,191.60
Sub Total	$227,109.58

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,896,358.95

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	26
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$26,896,358.95
Servicing Fee	$370,679.19	$370,679.19	$0.00	$0.00	$26,525,679.76
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,525,679.76
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$26,525,679.76
Interest - Class A-3 Notes	$161,886.58	$161,886.58	$0.00	$0.00	$26,363,793.18
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$26,258,657.76
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,258,657.76
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$26,203,385.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,203,385.76
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$26,161,493.09
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,161,493.09
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$26,106,659.76
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,106,659.76
Regular Principal Payment	$24,495,405.36	$24,495,405.36	$0.00	$0.00	$1,611,254.40
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,611,254.40
Residual Released to Depositor	$0.00	$1,611,254.40	$0.00	$0.00	$0.00
Total		$26,896,358.95

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$24,495,405.36
Total					$24,495,405.36
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,495,405.36	$58.29	$161,886.58	$0.39	$24,657,291.94	$58.68
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$24,495,405.36	$18.25	$419,020.00	$0.31	$24,914,425.36	$18.56

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$236,907,191.49	0.5637963	$212,411,786.13	0.5055016
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$429,957,191.49	0.3203257	$405,461,786.13	0.3020762

Pool Information
Weighted Average APR	4.191%	4.187%
Weighted Average Remaining Term	34.39	33.57
Number of Receivables Outstanding	30,977	30,036
Pool Balance	$444,815,028.41	$419,418,149.36
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$429,957,191.49	$405,461,786.13
Pool Factor	0.3261147	0.3074951

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$6,819,916.28
Yield Supplement Overcollateralization Amount	$13,956,363.23
Targeted Overcollateralization Amount	$13,956,363.23
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$13,956,363.23

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	August 2015
Payment Date	9/15/2015
Transaction Month	26

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		111	$154,903.28
(Recoveries)		88	$105,930.74
Net Losses for Current Collection Period			$48,972.54
Cumulative Net Losses Last Collection Period			$5,335,171.49
Cumulative Net Losses for all Collection Periods			$5,384,144.03

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.13%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.87%	455	$7,862,285.26
61-90 Days Delinquent	0.21%	51	$873,771.60
91-120 Days Delinquent	0.04%	9	$162,404.42
Over 120 Days Delinquent	0.12%	28	$520,937.62
Total Delinquent Receivables	2.25%	543	$9,419,398.90

Repossession Inventory:
Repossessed in the Current Collection Period		17	$351,063.97
Total Repossessed Inventory		28	$642,141.00

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5386%
Preceding Collection Period			0.1697%
Current Collection Period			0.1360%
Three Month Average			0.2814%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2070%
Preceding Collection Period			0.2550%
Current Collection Period			0.2930%
Three Month Average			0.2517%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer